July 8, 2020

Registrant: Alger Global Focus Fund

File No.: 333-103283

Form: N-CEN/A

Original Filing Date: 1/10/20

Amended Filing Date: 7/8/20

Explanation: The Registrant amended the Form N-CEN for the period ended October 31, 2019 to correct the filing to add SEC exemptive orders.